NOPTE 17 - PROFESSIONAL SERVICE AGREEMENT (Details Narrative) (USD $)	Jun. 30, 2012	Apr. 01, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 01, 2010
Notes to Financial Statements
Professoinal Service					$ 20,000
Issuance of Restricted Common Stock	99,648,493		99,648,493	120,000
Common Stock Value	2,635,787		99,648	150,000
Rrate				0.50
Agreement Amended		$ 10,000